Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other current assets [Abstract]
Summary of Other Current Assets

	2023	2022
	(in € millions)
Content assets	95	187
Prepaid expenses and other	64	89
Derivative assets	9	31
Total	168	307